Balance Sheet Components (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment gross	$ 1,415,712	$ 1,374,606
Less – Accumulated depreciation	(1,163,559)	(997,939)
Total property and equipment net	252,153	376,667	$ 577,269
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment gross	704,660	683,763
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment gross	320,130	300,101
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment gross	$ 390,742	$ 390,742